UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

Enhanced Small Cap Series
Semi-Annual Report, June 30, 2005

A Discussion With Your Fund's Portfolio Manager

Amid a volatile environment for small cap equities, Enhanced Small Cap Series slightly trailed the return of the S&P SmallCap 600 Index for the current period.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2005, Enhanced Small Cap Series had a net total return of +1.33% (master level). For the same period, the unmanaged Standard & Poor's SmallCap 600 (S&P 600) Index returned +1.79%. During the period, the outperformance of our stock substitution strategies was outweighed by the negative performance of our quantitative stock selection strategies.

After a sharp rally in the fourth quarter of 2004, the market began 2005 in negative territory, with cyclical and small capitalization stocks performing the worst out of the gate. January was characterized by mixed economic data, increasing interest rates, disappointing corporate earnings reports and climbing oil prices. The stock market reversed course in February, even as new data showed a continued slowdown in productivity growth and oil prices continued to climb. In March, the market resumed its downward slide, still pressured by many of the same factors that depressed stock valuations in January.

April began on the heels of disappointing economic reports, with the data indicating a slowdown in retail sales, payrolls, and consumer and business sentiment. For most of the month, equity markets were dogged by continuing inflation concerns -- especially about the rising price of oil, which surpassed $57 per barrel during the month. April closed with the announcement of a particularly large jump in inflation for March -- one more factor that worried investors. Despite concerns about economic deceleration, slowing corporate profit growth and continued high oil prices, first-quarter corporate earnings reports remained strong and the market rebounded in May. June, however, brought a slowdown in the equity market once again, as investors continued to worry about the potential for economic deceleration. In addition, oil continued to pressure stock valuations, with the price per barrel climbing to a record high of $60 and beyond.

Interest rates moved considerably during the period as the yield curve flattened dramatically, indicating rising yields on short-term bonds but falling yields on long-term bonds. The Federal Reserve Board (the Fed) continued its "measured" program of monetary tightening by raising the federal funds rate by 25 (.25%) basis points four times during the past six months. At period-end, the federal funds rate stood at 3.25%, up from 2.25% on January 1.

The U.S. dollar traded at a record low against the euro in December 2004, largely because of worries about the U.S. trade and budget deficits. However, the U.S. dollar rebounded considerably in the new year on the back of positive U.S. economic data, the Fed's interest rate increases and political turmoil in Europe. By June 30, 2005, the

U.S. dollar hit a 13-month high against the euro and a 10-month high against the yen amid optimism about the U.S. economy and the prospect that U.S. interest rates would continue to rise.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P SmallCap 600 Index, we purchased and sold securities to maintain the portfolio's objective of replicating the risks and return of the benchmark.

The S&P 600 is transitioning to a "free-float" or "float-adjusted" methodology for calculating market capitalization. The transition will occur in two phases, the first of which transpired in March. Ultimately, this means that only the shares of company stock that are readily available in the public market will be used to calculate a company's market capitalization. Float adjustment excludes shares that are closely held by other publicly traded companies, control groups (majority shareholders retaining their majority) or government agencies. Accordingly, the number of shares used to make index calculations will reflect only those shares that actually are available to investors, not all of a company's outstanding shares. The value of a float-adjusted index more accurately reflects the combined market value of companies available for public trading. In September 2005, the S&P indexes will move to full float adjustment. To maintain the portfolio's tracking to the benchmark, we adjusted the portfolio to be in line with the revised composition of the Index.

We continued to use our quantitative stock selection and stock substitution strategies in an effort to generate alpha above the returns of the Index. The goal of our stock selection process is to use quantitative screens to determine if a stock might outperform or underperform the market. Each security is analyzed using quantitative screens designed to capture various factors and to provide signals that inform our investment decisions. These signals might include, but are not limited to, earnings quality, valuations, earnings surprise, equity issuance, short-term interest and price momentum.

We also apply stock substitution strategies opportunistically as a value-added trading strategy. The goal is to try to take advantage of temporary strength in a security that might occur due to a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a convertible security as a cheaper alternative to a company's stock.

In April, we reinstituted the earnings surprise/estimates revisions signal in our investment strategy. We also removed signals related to "turn-of-the-year" trades. All other signals remained unchanged.

How would you characterize market conditions and the portfolio's position at the close of the period?

We do not foresee much danger of an economic recession, provided the Fed does not move the federal funds rate above 4% in 2005, which some fear could invert the yield curve. One factor that should help keep the economy from rolling over is the bond price rally at the long end of the Treasury curve (where yields have declined markedly), and the corresponding fall in mortgage rates to early-2004 lows. Another positive is that core inflation has slowed more quickly than anticipated, and pipeline inflation pressures from commodity prices are fast retreating.

Nevertheless, there also are some unexpected negative developments affecting the U.S. economy that will exert downward pressure on growth. Higher energy prices have negative implications for both consumer spending and corporate profit growth. Profit growth may be put under further strain by the U.S. dollar rally that has ensued year-to-date. Through June 30, 2005, the dollar was up almost 12% against major currencies. On balance, we expect economic growth over the next 18 months to be considerably slower than we saw in the 18 months spanning late 2003 and 2004.

Entering the second half of 2005, we are maintaining our standard full set of quantitative stock selection signals, except for our "turn-of-the-year" trades, which were removed in April. As we approach September, we will look to increase our exposure to the price momentum signal to take advantage of tax-loss selling by U.S. mutual funds. This occurs before the tax year-end on October 31, as sellers drive prices down further as taxable investors harvest capital losses.

Vincent J. Costa, CFA
Vice President and Portfolio Manager

July 15, 2005

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.5%                      13,600  AAR Corp. (d)                                                  $     213,656
                                                 6,100  Applied Signal Technology, Inc.                                      116,144
                                                21,700  Armor Holdings, Inc. (d)                                             859,537
                                                19,150  Ceradyne, Inc. (d)                                                   460,940
                                                11,600  Cubic Corp.                                                          205,784
                                                 9,000  Curtiss-Wright Corp.                                                 485,550
                                                10,200  DRS Technologies, Inc.                                               523,056
                                                 7,500  EDO Corp.                                                            224,325
                                                 7,925  Engineered Support Systems, Inc.                                     283,953
                                                11,500  Esterline Technologies Corp. (d)                                     460,920
                                                 5,300  GenCorp, Inc. (d)                                                    102,078
                                                 9,600  Kaman Corp. Class A                                                  173,184
                                                10,300  Mercury Computer Systems, Inc. (d)                                   281,911
                                                14,025  Moog, Inc. Class A (d)                                               441,647
                                                14,000  Teledyne Technologies, Inc. (d)                                      456,120
                                                 7,000  Triumph Group, Inc. (d)                                              243,320
                                                                                                                       -------------
                                                                                                                           5,532,125
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.2%                   6,500  EGL, Inc. (d)                                                        132,080
                                                11,400  Forward Air Corp.                                                    322,278
                                                                                                                       -------------
                                                                                                                             454,358
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                                 12,100  Frontier Airlines, Inc. (d)                                          124,993
                                                17,600  Mesa Air Group, Inc. (d)                                             118,096
                                                 5,500  Skywest, Inc.                                                         99,990
                                                                                                                       -------------
                                                                                                                             343,079
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                          13,100  Standard Motor Products, Inc.                                        172,920
                                                10,200  Superior Industries International                                    241,740
                                                                                                                       -------------
                                                                                                                             414,660
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                               3,100  Coachmen Industries, Inc.                                             38,843
                                                 2,600  Fleetwood Enterprises, Inc. (d)                                       26,390
                                                29,000  Monaco Coach Corp.                                                   498,510
                                                12,600  Winnebago Industries                                                 412,650
                                                                                                                       -------------
                                                                                                                             976,393
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                            13,200  Arqule, Inc. (d)                                                      85,536
                                                    26  Enzo Biochem, Inc. (d)                                                   466
                                                 3,000  Regeneron Pharmaceuticals, Inc. (d)                                   25,170
                                                35,300  Savient Pharmaceuticals, Inc. (d)                                    155,673
                                                                                                                       -------------
                                                                                                                             266,845
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.9%                         7,900  ElkCorp                                                              225,545
                                                13,700  Griffon Corp. (d)                                                    304,140
                                                20,400  Lennox International, Inc.                                           431,868
                                                19,400  Simpson Manufacturing Co., Inc.                                      592,670
                                                 8,500  Universal Forest Products, Inc.                                      352,325
                                                                                                                       -------------
                                                                                                                           1,906,548
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%                          33,700  Investment Technology Group, Inc. (d)                                708,374
                                                 7,400  Piper Jaffray Cos. (d)                                               225,182
                                                 7,100  SWS Group, Inc.                                                      121,978
                                                                                                                       -------------
                                                                                                                           1,055,534
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                16,800  Arch Chemicals, Inc.                                                 419,328
                                                22,000  Georgia Gulf Corp.                                                   683,100
                                                12,100  H.B. Fuller Company                                                  412,126
                                                 9,600  MacDermid, Inc.                                                      299,136
                                                 5,700  Material Sciences Corp. (d)                                           82,992
                                                12,000  OM Group, Inc. (d)                                                   296,280

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                16,600  Omnova Solutions, Inc. (d)                                     $      77,356
                                                 3,700  Penford Corp.                                                         59,200
                                                30,400  PolyOne Corp. (d)                                                    201,248
                                                 9,600  Schulman A, Inc.                                                     171,744
                                                                                                                       -------------
                                                                                                                           2,702,510
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.3%                         27,000  Amegy Bancorp, Inc.                                                  604,260
                                                 6,900  Boston Private Financial Holdings, Inc.                              173,880
                                                21,400  Brookline Bancorp, Inc.                                              347,964
                                                11,100  Central Pacific Financial Corp.                                      395,160
                                                19,600  Chittenden Corp.                                                     533,120
                                                12,600  Community Bank System, Inc.                                          307,314
                                                13,200  East-West Bancorp, Inc.                                              443,388
                                                23,600  First BanCorp.                                                       947,540
                                                19,000  First Midwest Bancorp, Inc.                                          668,230
                                                 9,900  First Republic Bank                                                  349,767
                                                16,500  Gold Banc Corp., Inc.                                                240,075
                                                18,700  Hudson United Bancorp                                                675,070
                                                 8,600  Irwin Financial Corp.                                                190,834
                                                 7,800  PrivateBancorp, Inc.                                                 275,964
                                                14,000  Provident Bankshares Corp.                                           446,740
                                                27,346  Republic Bancorp, Inc.                                               409,643
                                                30,700  The South Financial Group, Inc.                                      872,494
                                                37,800  Sterling Bancshares, Inc.                                            588,168
                                                 5,100  Susquehanna Bancshares, Inc.                                         125,409
                                                11,300  TrustCo Bank Corp. NY                                                147,578
                                                37,800  UCBH Holdings, Inc.                                                  613,872
                                                18,852  Umpqua Holdings Corp.                                                443,776
                                                15,000  United Bankshares, Inc.                                              534,150
                                                26,100  Whitney Holding Corp.                                                851,643
                                                 7,900  Wintrust Financial Corp.                                             413,565
                                                                                                                       -------------
                                                                                                                          11,599,604
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                           19,300  ABM Industries, Inc.                                                 376,350
Supplies - 3.4%                                 19,600  Administaff, Inc.                                                    465,696
                                                 3,700  Angelica Corp.                                                        90,687
                                                 7,700  Brady Corp.                                                          238,700
                                                 1,300  CDI Corp.                                                             28,496
                                                 7,600  Central Parking Corp.                                                104,500
                                                10,500  Coinstar, Inc. (d)                                                   238,245
                                                12,000  Consolidated Graphics, Inc. (d)                                      489,240
                                                 9,500  G&K Services, Inc. Class A                                           358,435
                                                 9,450  Healthcare Services Group                                            189,756
                                                 5,100  Heidrick & Struggles International, Inc. (d)                         133,008
                                                 6,800  Imagistics International, Inc. (d)                                   190,400
                                                11,700  John H. Harland Co.                                                  444,600
                                                30,100  Labor Ready, Inc. (d)                                                701,631
                                                13,400  NCO Group, Inc. (d)                                                  289,842
                                                10,700  On Assignment, Inc. (d)                                               53,286
                                                17,900  PRG-Schultz International, Inc. (d)                                   50,478
                                                 8,200  School Specialty, Inc. (d)                                           381,300
                                                 8,700  Sourcecorp (d)                                                       172,434
                                                30,200  Spherion Corp. (d)                                                   199,320
                                                 7,600  The Standard Register Co.                                            120,156
                                                 4,800  Tetra Tech, Inc. (d)                                                  64,944
                                                14,600  United Stationers, Inc. (d)                                          716,860

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                 7,600  Viad Corp.                                                     $     215,384
                                                 5,000  Volt Information Sciences, Inc. (d)                                  118,650
                                                18,350  Waste Connections, Inc. (d)                                          684,272
                                                15,600  Watson Wyatt & Co. Holdings                                          399,828
                                                                                                                       -------------
                                                                                                                           7,516,498
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.3%                      1  Andrew Corp. (d)                                                          13
                                                 6,100  Audiovox Corp. Class A (d)                                            94,550
                                                 4,700  Bel Fuse, Inc.                                                       143,632
                                                33,000  Belden CDT, Inc.                                                     699,600
                                                 8,700  Black Box Corp.                                                      307,980
                                                 5,300  Brooktrout, Inc. (d)                                                  59,148
                                                19,800  C-COR, Inc. (d)                                                      135,630
                                                 9,500  Digi International, Inc. (d)                                         112,670
                                                22,100  Ditech Communications Corp. (d)                                      143,429
                                                   100  Harmonic, Inc. (d)                                                       483
                                                 9,700  Inter-Tel, Inc.                                                      180,517
                                                 7,400  Netgear, Inc. (d)                                                    137,640
                                                 8,200  PC-Tel, Inc. (d)                                                      64,206
                                                19,300  Symmetricom, Inc. (d)                                                200,141
                                                 5,800  Tollgrade Communications, Inc. (d)                                    43,500
                                                21,700  Viasat, Inc. (d)                                                     441,161
                                                                                                                       -------------
                                                                                                                           2,764,300
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.8%                  46,500  Adaptec, Inc. (d)                                                    180,420
                                                14,500  Avid Technology, Inc. (d)                                            772,560
                                                16,600  Hutchinson Technology, Inc. (d)                                      639,266
                                                30,300  Pinnacle Systems, Inc. (d)                                           166,650
                                                   400  SBS Technologies, Inc. (d)                                             3,712
                                                 1,000  Synaptics, Inc. (d)                                                   21,360
                                                                                                                       -------------
                                                                                                                           1,783,968
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.7%               13,300  EMCOR Group, Inc. (d)                                                650,370
                                                21,000  The Shaw Group, Inc. (d)                                             451,710
                                                14,800  URS Corp. (d)                                                        552,780
                                                                                                                       -------------
                                                                                                                           1,654,860
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.2%                   19,550  Florida Rock Industries, Inc.                                      1,433,993
                                                21,600  Headwaters, Inc. (d)                                                 742,608
                                                 9,400  Texas Industries, Inc.                                               528,562
                                                                                                                       -------------
                                                                                                                           2,705,163
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                         23,400  Cash America International, Inc.                                     470,808
                                                 8,600  Rewards Network, Inc. (d)                                             46,440
                                                 7,900  World Acceptance Corp. (d)                                           237,395
                                                                                                                       -------------
                                                                                                                             754,643
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.6%                   14,700  Aptargroup, Inc.                                                     746,760
                                                11,500  Caraustar Industries, Inc. (d)                                       120,750
                                                 8,300  Chesapeake Corp.                                                     173,802
                                                10,140  Myers Industries, Inc.                                               126,750
                                                11,500  Rock-Tenn Co. Class A                                                145,475
                                                                                                                       -------------
                                                                                                                           1,313,537
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.2%                              5,800  Building Material Holding Corp.                                      401,882
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%             3,200  CPI Corp.                                                             57,760
                                                 3,900  Vertrue, Inc. (d)                                                    151,944
                                                                                                                       -------------
                                                                                                                             209,704
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%            8,300  Financial Federal Corp.                                              320,712
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   15,231  Commonwealth Telephone Enterprises, Inc.                       $     638,331
Services - 0.3%                                 12,300  General Communication Class A (d)                                    121,401
                                                                                                                       -------------
                                                                                                                             759,732
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                        5,566  Allete, Inc.                                                         277,743
                                                 1,900  CH Energy Group, Inc.                                                 92,397
                                                 5,100  Central Vermont Public Service Corp.                                  94,350
                                                18,000  Cleco Corp.                                                          388,260
                                                22,600  El Paso Electric Co. (d)                                             462,170
                                                 2,100  Green Mountain Power Corp.                                            62,664
                                                   900  UIL Holdings Corp.                                                    48,429
                                                12,300  Unisource Energy Corp.                                               378,225
                                                                                                                       -------------
                                                                                                                           1,804,238
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.4%                     12,100  AO Smith Corp.                                                       323,191
                                                18,300  Acuity Brands, Inc.                                                  470,127
                                                     4  American Superconductor Corp. (d)                                         37
                                                20,200  Artesyn Technologies, Inc. (d)                                       175,740
                                                12,000  Baldor Electric Co.                                                  291,840
                                                 6,900  C&D Technologies, Inc.                                                63,411
                                                12,000  Magnetek, Inc. (d)                                                    30,840
                                                10,000  Regal-Beloit Corp.                                                   291,600
                                                17,000  Roper Industries, Inc.                                             1,213,290
                                                15,300  Vicor Corp.                                                          208,080
                                                   200  Woodward Governor Co.                                                 16,806
                                                                                                                       -------------
                                                                                                                           3,084,962
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                          30,500  Aeroflex, Inc. (d)                                                   256,200
Instruments - 4.2%                              13,700  Agilysys, Inc.                                                       215,090
                                                23,200  Anixter International, Inc. (d)                                      862,344
                                                 5,500  BEI Technologies, Inc.                                               146,740
                                                12,100  Bell Microproducts, Inc. (d)                                         113,740
                                                17,700  Benchmark Electronics, Inc. (d)                                      538,434
                                                15,500  CTS Corp.                                                            190,495
                                                19,300  Checkpoint Systems, Inc. (d)                                         341,610
                                                19,200  Cognex Corp.                                                         502,848
                                                14,200  Coherent, Inc. (d)                                                   511,342
                                                 7,700  Daktronics, Inc.                                                     154,077
                                                 2,000  Dionex Corp. (d)                                                      87,220
                                                14,100  Electro Scientific Industries, Inc. (d)                              252,108
                                                13,300  Flir Systems, Inc. (d)                                               396,872
                                                 9,300  Gerber Scientific, Inc. (d)                                           64,728
                                                 9,900  Global Imaging Systems, Inc. (d)                                     315,414
                                                 8,700  Itron, Inc. (d)                                                      388,716
                                                18,800  Littelfuse, Inc. (d)                                                 523,580
                                                16,400  MTS Systems Corp.                                                    550,712
                                                15,300  Methode Electronics, Inc.                                            181,611
                                                 7,900  Park Electrochemical Corp.                                           199,080
                                                32,500  Paxar Corp. (d)                                                      576,875
                                                 6,000  Planar Systems, Inc. (d)                                              44,100
                                                 7,900  Radisys Corp. (d)                                                    127,585
                                                 5,800  Rogers Corp. (d)                                                     235,190
                                                 5,200  Scansource, Inc. (d)                                                 223,288
                                                 6,500  Technitrol, Inc.                                                      91,845
                                                28,900  Trimble Navigation Ltd. (d)                                        1,126,233
                                                 8,200  X-Rite, Inc.                                                          94,382
                                                                                                                       -------------
                                                                                                                           9,312,459
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.1%               1,300  CARBO Ceramics, Inc.                                           $     102,648
                                                23,300  Cal Dive International, Inc. (d)                                   1,220,221
                                                 5,000  Dril-Quip, Inc. (d)                                                  145,050
                                                10,000  Hydril (d)                                                           543,500
                                                28,500  Input/Output, Inc. (d)                                               178,980
                                                12,400  Lone Star Technologies (d)                                           564,200
                                                26,900  Maverick Tube Corp. (d)                                              801,620
                                                12,000  Oceaneering International, Inc. (d)                                  463,800
                                                19,800  Offshore Logistics, Inc. (d)                                         650,232
                                                10,500  SEACOR Holdings, Inc. (d)                                            675,150
                                                 9,650  Tetra Technologies, Inc. (d)                                         307,352
                                                17,700  Unit Corp. (d)                                                       778,977
                                                 2,000  Veritas DGC, Inc. (d)                                                 55,480
                                                14,200  W-H Energy Services, Inc. (d)                                        354,006
                                                                                                                       -------------
                                                                                                                           6,841,216
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.4%                 17,900  Casey's General Stores, Inc.                                         354,778
                                                 9,100  Great Atlantic & Pacific Tea Co. (d)                                 264,446
                                                21,500  Longs Drug Stores Corp.                                              925,575
                                                 3,900  Nash Finch Co.                                                       143,286
                                                19,200  Performance Food Group Co. (d)                                       580,032
                                                26,000  United Natural Foods, Inc. (d)                                       789,620
                                                                                                                       -------------
                                                                                                                           3,057,737
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.0%                             5,500  American Italian Pasta Co. Class A                                   115,610
                                                45,000  Corn Products International, Inc.                                  1,069,200
                                                17,100  Delta & Pine Land Co.                                                428,526
                                                15,400  Flowers Foods, Inc.                                                  544,544
                                                14,000  Hain Celestial Group, Inc. (d)                                       273,000
                                                 4,000  J&J Snack Foods Corp.                                                209,400
                                                 9,300  Lance, Inc.                                                          160,053
                                                12,600  Peet's Coffee & Tea, Inc. (d)                                        416,304
                                                12,400  Ralcorp Holdings, Inc. (d)                                           510,260
                                                 5,100  Sanderson Farms, Inc.                                                231,744
                                                12,300  TreeHouse Foods, Inc. (d)                                            350,673
                                                                                                                       -------------
                                                                                                                           4,309,314
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.1%                            31,500  Atmos Energy Corp.                                                   907,200
                                                 7,300  Cascade Natural Gas Corp.                                            149,650
                                                28,600  Energen Corp.                                                      1,002,430
                                                10,500  The Laclede Group, Inc.                                              333,480
                                                 9,800  New Jersey Resources Corp.                                           472,850
                                                11,100  Northwest Natural Gas Co.                                            424,464
                                                21,600  Piedmont Natural Gas Co.                                             518,832
                                                38,191  Southern Union Co. (d)                                               937,589
                                                17,200  Southwest Gas Corp.                                                  438,772
                                                58,200  UGI Corp.                                                          1,623,780
                                                                                                                       -------------
                                                                                                                           6,809,047
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                          7,500  Advanced Neuromodulation Systems, Inc. (d)                           297,600
Supplies - 5.6%                                 40,800  American Medical Systems Holdings, Inc. (d)                          842,520
                                                 1,500  Arthrocare Corp. (d)                                                  52,410
                                                 9,700  Biolase Technology, Inc.                                              61,304
                                                 3,100  Biosite, Inc. (d)                                                    170,469
                                                10,800  Conmed Corp. (d)                                                     332,316
                                                13,379  Cooper Cos., Inc.                                                    814,246
                                                 3,800  Cyberonics, Inc. (d)                                                 164,882
                                                 9,100  DJ Orthopedics, Inc. (d)                                             249,613

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                 5,900  Datascope Corp.                                                $     196,765
                                                 3,500  Diagnostic Products Corp.                                            165,655
                                                 2,600  Haemonetics Corp. (d)                                                105,664
                                                14,500  Hologic, Inc. (d)                                                    576,375
                                                19,300  Idexx Laboratories, Inc. (d)                                       1,202,969
                                                11,250  Immucor, Inc. (d)                                                    325,687
                                                 2,573  Inamed Corp. (d)                                                     172,314
                                                 9,200  Integra LifeSciences Holdings Corp. (d)                              268,640
                                                12,225  Intermagnetics General Corp. (d)                                     376,041
                                                20,400  Invacare Corp.                                                       904,944
                                                12,100  Mentor Corp.                                                         501,908
                                                11,200  Merit Medical Systems, Inc. (d)                                      172,592
                                                   100  Osteotech, Inc. (d)                                                      368
                                                21,800  PolyMedica Corp.                                                     777,388
                                                 7,700  Possis Medical, Inc. (d)                                              78,001
                                                14,100  Resmed, Inc. (d)                                                     930,459
                                                20,200  Respironics, Inc. (d)                                                729,422
                                                 5,700  SurModics, Inc. (d)                                                  247,209
                                                16,900  Sybron Dental Specialties, Inc. (d)                                  635,778
                                                12,900  Theragenics Corp. (d)                                                 41,538
                                                14,400  Viasys Healthcare, Inc. (d)                                          325,296
                                                 7,300  Vital Signs, Inc.                                                    316,236
                                                18,800  Wilson Greatbatch Technologies, Inc.                                 449,320
                                                                                                                       -------------
                                                                                                                          12,485,929
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                         13,400  AMERIGROUP Corp. (d)                                                 538,680
Services - 5.3%                                 20,800  Accredo Health, Inc. (d)                                             944,320
                                                 4,900  Amedisys, Inc. (d)                                                   180,222
                                                12,700  American Healthways, Inc. (d)                                        536,829
                                                12,150  Amsurg Corp. (d)                                                     336,434
                                                 8,500  Centene Corp. (d)                                                    285,430
                                                12,800  Cerner Corp. (d)                                                     870,016
                                                17,700  Chemed Corp.                                                         723,576
                                                13,600  Cross Country Healthcare, Inc. (d)                                   231,200
                                                 9,400  CryoLife, Inc. (d)                                                    72,944
                                                15,200  Dendrite International, Inc. (d)                                     209,760
                                                 7,200  Gentiva Health Services, Inc. (d)                                    128,592
                                                27,300  Hooper Holmes, Inc.                                                  113,295
                                                12,000  LCA-Vision, Inc.                                                     581,520
                                                 5,800  LabOne, Inc. (d)                                                     230,898
                                                    17  LifePoint Hospitals, Inc. (d)                                            859
                                                28,950  Odyssey HealthCare, Inc. (d)                                         417,459
                                                27,100  Owens & Minor, Inc.                                                  876,685
                                                12,800  Parexel International Corp. (d)                                      254,080
                                                13,900  Pediatrix Medical Group, Inc. (d)                                  1,022,206
                                                23,400  Pharmaceutical Product Development, Inc. (d)                       1,096,524
                                                27,300  Priority Healthcare Corp. (d)                                        692,328
                                                 4,900  RehabCare Group, Inc. (d)                                            130,977
                                                12,700  SFBC International, Inc. (d)                                         490,601
                                                 6,800  Sierra Health Services (d)                                           485,928
                                                 1,400  Sunrise Senior Living, Inc. (d)                                       75,572
                                                 5,200  United Surgical Partners International, Inc. (d)                     270,816
                                                                                                                       -------------
                                                                                                                          11,797,751
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.2%            12,400  Argosy Gaming Co. (d)                                          $     577,964
                                                13,500  Aztar Corp. (d)                                                      462,375
                                                14,000  Bally Total Fitness Holding Corp. (d)                                 45,360
                                                15,800  CEC Entertainment, Inc. (d)                                          665,022
                                                 1,300  Ihop Corp.                                                            56,407
                                                22,600  Jack in the Box, Inc. (d)                                            856,992
                                                10,100  Lone Star Steakhouse & Saloon                                        307,141
                                                31,900  Multimedia Games, Inc. (d)                                           351,219
                                                 5,000  PF Chang's China Bistro, Inc. (d)                                    294,900
                                                17,400  Panera Bread Co. Class A (d)                                       1,080,279
                                                 1,600  Pinnacle Entertainment, Inc. (d)                                      31,296
                                                15,850  Rare Hospitality International, Inc. (d)                             482,950
                                                17,700  Ryan's Restaurant Group, Inc. (d)                                    247,977
                                                11,450  Shuffle Master, Inc. (d)                                             320,943
                                                24,500  Sonic Corp. (d)                                                      747,985
                                                 8,800  The Steak N Shake Co. (d)                                            163,856
                                                22,300  Triarc Cos.                                                          331,378
                                                 2,800  WMS Industries, Inc. (d)                                              94,500
                                                                                                                       -------------
                                                                                                                           7,118,544
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 3.3%                          100  Applica, Inc. (d)                                                        323
                                                 7,400  Bassett Furniture Industries, Inc.                                   139,564
                                                 9,200  Champion Enterprises, Inc. (d)                                        91,448
                                                 5,700  Department 56 (d)                                                     58,425
                                                 6,100  Enesco Group, Inc. (d)                                                18,239
                                                25,200  Ethan Allen Interiors, Inc.                                          844,452
                                                   100  Fedders Corp.                                                            220
                                                11,200  Interface, Inc. Class A (d)                                           90,160
                                                 5,800  Libbey, Inc.                                                          91,698
                                                17,348  MDC Holdings, Inc.                                                 1,426,873
                                                10,900  Meritage Homes Corp. (d)                                             866,550
                                                 2,208  NVR, Inc. (d)                                                      1,788,480
                                                 2,400  National Presto Industries, Inc.                                     105,768
                                                 9,500  Russ Berrie & Co., Inc.                                              121,695
                                                 2,100  Skyline Corp.                                                         83,853
                                                18,300  Standard-Pacific Corp.                                             1,609,485
                                                                                                                       -------------
                                                                                                                           7,337,233
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                       11,000  Spectrum Brands, Inc. (d)                                            363,000
                                                 5,100  WD-40 Co.                                                            142,443
                                                                                                                       -------------
                                                                                                                             505,443
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                              16,600  CACI International, Inc. Class A (d)                               1,048,456
                                                10,300  Carreker Corp. (d)                                                    56,444
                                                51,600  Ciber, Inc. (d)                                                      411,768
                                                35,100  eFunds Corp. (d)                                                     631,449
                                                14,200  Global Payments, Inc.                                                962,760
                                                23,000  Intrado, Inc. (d)                                                    344,080
                                                 4,400  iPayment, Inc. (d)                                                   160,688
                                                13,100  MAXIMUS, Inc.                                                        462,299
                                                 6,500  Mantech International Corp. Class A (d)                              201,760
                                                 3,100  Startek, Inc.                                                         50,902
                                                                                                                       -------------
                                                                                                                           4,330,606
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                  5,000  Standex International Corp.                                          142,050
                                                13,200  Tredegar Corp.                                                       205,920
                                                                                                                       -------------
                                                                                                                             347,970
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                                13,700  Delphi Financial Group Class A                                 $     604,855
                                                 6,300  Hilb Rogal & Hobbs Co.                                               216,720
                                                 7,900  Infinity Property & Casualty Corp.                                   275,552
                                                 1,800  LandAmerica Financial Group, Inc.                                    106,866
                                                12,400  Philadelphia Consolidated Holding Co. (d)                          1,051,024
                                                14,400  Presidential Life Corp.                                              246,384
                                                12,300  ProAssurance Corp. (d)                                               513,648
                                                10,400  RLI Corp.                                                            463,840
                                                 4,200  SCPIE Holdings, Inc. (d)                                              47,838
                                                 5,600  Selective Insurance Group                                            277,480
                                                 7,600  Stewart Information Services Corp.                                   319,200
                                                26,400  UICI                                                                 785,928
                                                 9,500  Zenith National Insurance Corp.                                      644,670
                                                                                                                       -------------
                                                                                                                           5,554,005
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                22,100  Insight Enterprises, Inc. (d)                                        445,978
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.7%             14,400  Digital Insight Corp. (d)                                            344,448
                                                 2,500  j2 Global Communications, Inc. (d)                                    86,100
                                                 6,400  MIVA, Inc. (d)                                                        29,696
                                                24,700  WebEx Communications, Inc. (d)                                       652,327
                                                 9,200  Websense, Inc. (d)                                                   442,060
                                                12,500  Zix Corp. (d)                                                         39,125
                                                                                                                       -------------
                                                                                                                           1,593,756
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.3%              7,600  Action Performance Cos., Inc.                                         67,032
                                                 9,000  Arctic Cat, Inc.                                                     184,770
                                                 3,000  Huffy Corp. (d)                                                           67
                                                11,100  Jakks Pacific, Inc. (d)                                              213,231
                                                40,100  K2, Inc. (d)                                                         508,468
                                                 8,300  Meade Instruments Corp. (d)                                           23,157
                                                11,500  Nautilus, Inc.                                                       327,750
                                                12,000  Polaris Industries, Inc.                                             648,000
                                                23,300  SCP Pool Corp.                                                       817,597
                                                 3,600  Sturm Ruger & Co., Inc.                                               30,132
                                                                                                                       -------------
                                                                                                                           2,820,204
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.7%                                12,100  Albany International Corp. Class A                                   388,531
                                                 8,300  Astec Industries, Inc. (d)                                           192,477
                                                 9,000  Barnes Group, Inc.                                                   297,900
                                                12,100  Briggs & Stratton Corp.                                              418,902
                                                 7,000  CUNO, Inc. (d)                                                       500,080
                                                21,000  Clarcor, Inc.                                                        614,250
                                                18,700  Gardner Denver, Inc. (d)                                             655,996
                                                20,800  IDEX Corp.                                                           803,088
                                                31,100  JLG Industries, Inc.                                                 854,628
                                                 4,100  Lydall, Inc. (d)                                                      35,342
                                                12,000  Manitowoc Co.                                                        492,240
                                                18,144  Milacron, Inc. (d)                                                    34,292
                                                16,500  Mueller Industries, Inc.                                             447,150
                                                11,400  Oshkosh Truck Corp.                                                  892,392
                                                 5,500  Robbins & Myers, Inc.                                                118,305
                                                25,400  Stewart & Stevenson Services                                         575,564
                                                 6,900  Thomas Industries, Inc.                                              275,724
                                                52,500  Timken Co.                                                         1,212,750
                                                25,100  Toro Co.                                                             969,111
                                                10,300  Valmont Industries, Inc.                                             265,740
                                                 4,500  Wabash National Corp.                                                109,035

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                 4,800  Watts Water Technologies, Inc. Class A                         $     160,752
                                                 1,900  Wolverine Tube, Inc. (d)                                              11,153
                                                                                                                       -------------
                                                                                                                          10,325,402
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                    9,500  Kirby Corp. (d)                                                      428,450
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.2%                                     3,150  Advo, Inc.                                                           100,328
                                                 4,900  Arbitron, Inc.                                                       210,210
                                                 4,700  Thomas Nelson, Inc.                                                  102,272
                                                                                                                       -------------
                                                                                                                             412,810
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%                           6,690  AM Castle & Co. (d)                                                  103,427
                                                10,800  AMCOL International Corp.                                            202,932
                                                   889  Aleris International, Inc. (d)                                        20,047
                                                   100  Allegheny Technologies, Inc.                                           2,206
                                                 6,100  Brush Engineered Materials, Inc. (d)                                  86,986
                                                 9,200  Carpenter Technology                                                 476,560
                                                20,700  Century Aluminum Co. (d)                                             422,280
                                                 5,400  Cleveland-Cliffs, Inc.                                               311,904
                                                33,400  Commercial Metals Co.                                                795,588
                                                10,550  Quanex Corp.                                                         559,256
                                                 9,000  RTI International Metals, Inc. (d)                                   282,690
                                                12,500  Reliance Steel & Aluminum Co.                                        463,375
                                                16,800  Steel Technologies, Inc.                                             283,920
                                                                                                                       -------------
                                                                                                                           4,011,171
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                          32,100  Avista Corp.                                                         596,739
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                         12,500  ShopKo Stores, Inc. (d)                                              303,875
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.9%              18,400  Cabot Oil & Gas Corp. Class A                                        638,480
                                                33,999  Cimarex Energy Co. (d)                                             1,322,901
                                                34,400  Frontier Oil Corp.                                                 1,009,640
                                                 2,200  Massey Energy Co.                                                     82,984
                                                 6,900  Penn Virginia Corp.                                                  308,223
                                                 8,500  Petroleum Development Corp. (d)                                      270,725
                                                10,400  Remington Oil & Gas Corp. (d)                                        371,280
                                                28,800  Southwestern Energy Co. (d)                                        1,353,024
                                                14,600  Spinnaker Exploration Co. (d)                                        518,154
                                                36,800  St. Mary Land & Exploration Co.                                    1,066,464
                                                 2,700  Stone Energy Corp. (d)                                               132,030
                                                20,600  Swift Energy Co. (d)                                                 737,892
                                                   210  TEL Offshore Trust                                                     2,066
                                                23,000  Vintage Petroleum, Inc.                                              700,810
                                                 8,900  World Fuel Services Corp.                                            208,349
                                                                                                                       -------------
                                                                                                                           8,723,022
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%                  13,900  Buckeye Technologies, Inc. (d)                                       110,783
                                                 5,000  Deltic Timber Corp.                                                  190,150
                                                 6,800  Pope & Talbot, Inc.                                                   75,480
                                                 6,100  Schweitzer-Mauduit International, Inc.                               189,893
                                                21,100  Wausau Paper Corp.                                                   252,778
                                                                                                                       -------------
                                                                                                                             819,084
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                        16,000  NBTY, Inc. (d)                                                       415,040
                                                 5,700  Natures Sunshine Products, Inc.                                       99,408
                                                                                                                       -------------
                                                                                                                             514,448
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%                          19,800  Alpharma, Inc. Class A                                               286,506
                                                 6,200  Bradley Pharmaceuticals, Inc. (d)                                     66,650
                                                 6,100  Connetics Corp. (d)                                                  107,604

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                21,600  MGI Pharma, Inc. (d)                                           $     470,016
                                                19,045  Medicis Pharmaceutical Corp. Class A                                 604,298
                                                                                                                       -------------
                                                                                                                           1,535,074
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 3.9%                              13,500  Acadia Realty Trust                                                  251,775
                                                15,300  CRT Properties, Inc.                                                 417,690
                                                26,800  Capital Automotive REIT                                            1,022,956
                                                 7,800  Colonial Properties Trust                                            343,200
                                                20,500  Commercial Net Lease Realty                                          419,635
                                                 8,500  Eastgroup Properties                                                 357,935
                                                 9,500  Entertainment Properties Trust                                       437,000
                                                 5,400  Essex Property Trust, Inc.                                           448,524
                                                10,800  Gables Residential Trust                                             466,884
                                                15,000  Glenborough Realty Trust, Inc.                                       308,850
                                                19,100  Kilroy Realty Corp.                                                  907,059
                                                27,000  Lexington Corporate Properties Trust                                 656,370
                                                20,022  New Century Financial Corp.                                        1,030,132
                                                 5,400  Parkway Properties, Inc.                                             270,054
                                                   200  Realty Income Corp.                                                    5,008
                                                11,900  Shurgard Storage Centers, Inc.                                       546,924
                                                13,900  Sovran Self Storage, Inc.                                            631,894
                                                                                                                       -------------
                                                                                                                           8,521,890
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.3%                              11,700  Arkansas Best Corp.                                                  372,177
                                                28,000  Heartland Express, Inc.                                              544,040
                                                36,800  Kansas City Southern (d)                                             742,624
                                                17,350  Knight Transportation, Inc.                                          422,125
                                                15,800  Landstar System, Inc. (d)                                            475,896
                                                13,700  Old Dominion Freight Line (d)                                        367,571
                                                                                                                       -------------
                                                                                                                           2,924,433
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  15,800  ATMI, Inc. (d)                                                       458,358
Equipment - 2.5%                                 8,300  Actel Corp. (d)                                                      115,370
                                                11,300  Advanced Energy Industries, Inc. (d)                                  88,818
                                                37,900  Axcelis Technologies, Inc. (d)                                       259,994
                                                18,700  Brooks Automation, Inc. (d)                                          277,695
                                                 6,400  Cohu, Inc.                                                           128,320
                                                14,600  Cymer, Inc. (d)                                                      384,710
                                                14,800  ESS Technology (d)                                                    62,308
                                                17,600  Exar Corp. (d)                                                       262,064
                                                13,900  FEI Co. (d)                                                          317,059
                                                28,900  Kopin Corp. (d)                                                      147,390
                                                16,000  Kulicke & Soffa Industries, Inc. (d)                                 126,560
                                                23,200  Microsemi Corp. (d)                                                  436,160
                                                11,300  Pericom Semiconductor Corp. (d)                                       91,982
                                                27,700  Photronics, Inc. (d)                                                 646,518
                                                 1,600  Power Integrations, Inc. (d)                                          34,512
                                                 4,800  Rudolph Technologies, Inc. (d)                                        68,784
                                                34,000  Skyworks Solutions, Inc. (d)                                         250,580
                                                16,700  Standard Microsystems Corp. (d)                                      390,446
                                                 3,500  Supertex, Inc. (d)                                                    61,810
                                                    25  Trident Microsystems, Inc. (d)                                           567
                                                11,900  Ultratech, Inc. (d)                                                  217,770
                                                13,900  Varian Semiconductor Equipment Associates, Inc. (d)                  514,300
                                                 9,400  Veeco Instruments, Inc. (d)                                          153,032
                                                                                                                       -------------
                                                                                                                           5,495,107
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Software - 3.8%                                  7,900  Altiris, Inc. (d)                                              $     115,972
                                                11,700  Ansys, Inc. (d)                                                      415,467
                                                12,900  Captaris, Inc. (d)                                                    53,406
                                                 5,300  Catapult Communications Corp. (d)                                     90,418
                                                 6,700  EPIQ Systems, Inc. (d)                                               109,612
                                                25,300  Factset Research Systems, Inc.                                       906,752
                                                25,200  Filenet Corp. (d)                                                    633,528
                                                23,100  Hyperion Solutions Corp. (d)                                         929,544
                                                16,230  Internet Security Systems (d)                                        329,307
                                                14,600  JDA Software Group, Inc. (d)                                         166,148
                                                12,300  Kronos, Inc. (d)                                                     496,797
                                                 7,600  MRO Software, Inc. (d)                                               111,036
                                                10,900  Manhattan Associates, Inc. (d)                                       209,389
                                                 8,500  Mapinfo Corp. (d)                                                     89,335
                                                14,800  Micros Systems, Inc. (d)                                             662,300
                                                13,000  NYFIX, Inc. (d)                                                       76,830
                                                18,000  Napster Inc. (d)                                                      75,600
                                                10,500  Phoenix Technologies Ltd. (d)                                         81,690
                                                26,200  Progress Software Corp. (d)                                          789,930
                                                11,000  Radiant Systems, Inc. (d)                                            125,400
                                                 7,300  SPSS, Inc. (d)                                                       140,233
                                                 6,800  SS&C Technologies, Inc.                                              215,424
                                                12,700  Serena Software, Inc. (d)                                            245,110
                                                 7,200  THQ, Inc. (d)                                                        210,744
                                                28,950  Take-Two Interactive Software, Inc. (d)                              736,777
                                                 7,400  Talx Corp.                                                           213,934
                                                16,000  Verity, Inc. (d)                                                     140,320
                                                                                                                       -------------
                                                                                                                           8,371,003
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.3%                         16,200  Aaron Rents, Inc.                                                    403,218
                                                15,200  Burlington Coat Factory Warehouse Corp.                              648,128
                                                22,350  The Cato Corp. Class A                                               461,528
                                                10,500  Childrens Place (d)                                                  490,035
                                                12,750  Christopher & Banks Corp.                                            232,815
                                                 9,000  Cost Plus, Inc. (d)                                                  224,460
                                                12,200  Dress Barn, Inc. (d)                                                 276,086
                                                 7,400  Electronics Boutique Holdings Corp. (d)                              469,826
                                                19,200  Finish Line Class A                                                  363,264
                                                18,900  GameStop Corp. Class B (d)                                           565,110
                                                 9,400  Genesco, Inc. (d)                                                    348,646
                                                 1,100  Goody's Family Clothing, Inc.                                          8,112
                                                 9,800  Group 1 Automotive, Inc. (d)                                         235,592
                                                 9,700  Guitar Center, Inc. (d)                                              566,189
                                                 9,800  Gymboree Corp. (d)                                                   133,868
                                                 8,300  HOT Topic, Inc. (d)                                                  158,696
                                                 7,800  Hancock Fabrics, Inc.                                                 51,792
                                                 9,500  Haverty Furniture Cos., Inc.                                         140,410
                                                 9,600  Hibbett Sporting Goods, Inc. (d)                                     363,264
                                                 9,570  Jo-Ann Stores, Inc. (d)                                              252,552
                                                17,300  Linens 'N Things, Inc. (d)                                           409,318
                                                31,500  Men's Wearhouse, Inc. (d)                                          1,084,545
                                                10,500  Movie Gallery, Inc.                                                  277,515
                                                 9,700  PEP Boys-Manny Moe & Jack                                            131,338
                                                 6,100  Select Comfort Corp. (d)                                             130,723

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                                Shares
Industry*                                         Held  Common Stocks                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                16,000  Sonic Automotive, Inc.                                         $     340,160
                                                15,600  Stage Stores, Inc. (d)                                               680,160
                                                17,300  Stein Mart, Inc.                                                     380,600
                                                14,800  TBC Corp. (d)                                                        401,524
                                                 2,400  Too, Inc. (d)                                                         56,088
                                                13,700  Tractor Supply Co. (d)                                               672,670
                                                23,000  Zale Corp. (d)                                                       728,870
                                                                                                                       -------------
                                                                                                                          11,687,102
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                       5,600  Ashworth, Inc. (d)                                                    50,456
Goods - 2.0%                                     7,700  Brown Shoe Co., Inc.                                                 301,455
                                                10,400  Fossil, Inc. (d)                                                     236,080
                                                 3,000  Haggar Corp.                                                          61,050
                                                 2,500  K-Swiss, Inc. Class A                                                 80,850
                                                13,500  Kellwood Co.                                                         363,150
                                                 5,000  Oshkosh B'Gosh, Inc. Class A                                         129,950
                                                 6,400  Oxford Industries, Inc.                                              275,520
                                                13,100  Phillips-Van Heusen                                                  428,239
                                                67,300  Quiksilver, Inc. (d)                                               1,075,454
                                                13,900  Russell Corp.                                                        284,255
                                                11,400  Stride Rite Corp.                                                    157,206
                                                38,750  Wolverine World Wide, Inc.                                           930,388
                                                                                                                       -------------
                                                                                                                           4,374,053
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.4%                8,800  Anchor Bancorp Wisconsin, Inc.                                       266,288
                                                22,000  BankAtlantic Bancorp, Inc. Class A                                   416,900
                                                11,900  Bankunited Financial Corp. Class A                                   321,776
                                                 3,100  Commercial Federal Corp.                                             104,408
                                                10,300  Dime Community Bancshares                                            156,560
                                                14,400  Downey Financial Corp.                                             1,054,080
                                                 7,000  FirstFed Financial Corp. (d)                                         417,270
                                                22,500  Flagstar Bancorp, Inc.                                               425,925
                                                44,200  Fremont General Corp.                                              1,075,386
                                                14,100  MAF Bancorp, Inc.                                                    601,083
                                                 9,610  Sterling Financial Corp. (d)                                         359,414
                                                                                                                       -------------
                                                                                                                           5,199,090
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                  35,400  Alliance One International, Inc.                                     212,754
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                             22,150  Applied Industrial Technologies, Inc.                                715,224
Distributors - 0.9%                             25,800  Hughes Supply, Inc.                                                  724,980
                                                 2,800  Lawson Products                                                      108,696
                                                10,600  Watsco, Inc.                                                         451,560
                                                                                                                       -------------
                                                                                                                           2,000,460
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                           5,000  American States Water Co.                                            146,850
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks (Cost - $164,626,060) - 95.8%                211,595,864
------------------------------------------------------------------------------------------------------------------------------------

                                                        Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                30,105  iShares S&P SmallCap 600 Index Fund                                1,654,571
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Exchange-Traded Funds (Cost - $1,659,179) - 0.8%             1,654,571
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of June 30, 2005

                                              Face
Industry*                                    Amount     Fixed Income Securities                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%  $   250,000  Flir Systems, Inc., 3% due 6/01/2023 (a)                       $     371,875
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                               300,000  LandAmerica Financial Group, Inc., 3.25% due 5/15/2034 (a)(b)        368,250
                                               650,000  Selective Insurance Group, 1.616% due 9/24/2032 (a)                  422,500
                                                                                                                       -------------
                                                                                                                             790,750
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                         500,000  Massey Energy Co., 4.75% due 5/15/2023 (a)                         1,035,000
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Fixed Income Securities (Cost - $1,845,769) - 1.0%           2,197,625
------------------------------------------------------------------------------------------------------------------------------------

                                            Beneficial
                                             Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                           $ 4,961,101  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (c)        4,961,101
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities (Cost - $4,961,101) - 2.2%             4,961,101
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments (Cost - $173,092,109**) - 99.8%                220,409,161

                                                        Other Assets Less Liabilities - 0.2%                                 444,165
                                                                                                                       -------------
                                                        Net Assets - 100.0%                                            $ 220,853,326
                                                                                                                       =============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 173,821,016
                                                                  =============
      Gross unrealized appreciation                               $  50,270,575
      Gross unrealized depreciation                                  (3,682,430)
                                                                  -------------
      Net unrealized appreciation                                 $  46,588,145
                                                                  =============

(a)   Convertible security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                        Interest
      Affiliate                                    Net Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series LLC,
         Cash Sweep Series I                         $ 223,165          $ 43,336
      --------------------------------------------------------------------------

(d)   Non-income producing security.

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      -----------------------------------------------------------------------------------------
                                                                                    Unrealized
      Number of Contracts         Issue          Expiration Date    Face Value     Appreciation
      -----------------------------------------------------------------------------------------
               19           Russell 2000 Index   September 2005     $6,055,550     $ 53,900 550
      -----------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Enhanced Small Cap Series
Portfolio Information as of June 30, 2005

                                                                      Percent of
                                                                        Total
Sector* Representation                                               Investments
--------------------------------------------------------------------------------
Consumer Discretionary                                                     16.6%
Industrials                                                                16.6
Financial Services                                                         16.1
Information Technology                                                     15.4
Health Care                                                                11.8
Energy                                                                      7.1
Materials                                                                   5.7
Utilities                                                                   4.2
Consumer Staples                                                            3.9
Telecommunication Services                                                  0.3
Other**                                                                     2.3
--------------------------------------------------------------------------------
* For Series compliance purposes, "Sector" means any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
**    Includes portfolio holdings in short-term investments.

STATEMENT OF ASSETS AND LIABILITIES

                                                Master Enhanced Small Cap Series

                    As of June 30, 2005
=================================================================================================================
Assets:             Investments in unaffiliated securities, at value
                     (identified cost-$168,131,008) ..........................                      $ 215,448,060
                    Investments in affiliated securities, at value
                     (identified cost-$4,961,101) ............................                          4,961,101
                    Cash .....................................................                            513,390
                    Cash on deposit for financial futures contracts ..........                            364,592
                    Receivables:
                             Securities sold .................................        1,318,546
                             Dividends .......................................          143,964
                             Contributions ...................................           29,046
                             Interest (including $15,866 from affiliates) ....           23,584         1,515,140
                                                                                  -------------
                    Prepaid expenses .........................................                                974
                                                                                                    -------------
                    Total assets .............................................                        222,803,257
                                                                                                    -------------
=================================================================================================================
Liabilities:        Payables:
                           Securities purchased ..............................        1,865,600
                           Withdrawals .......................................           60,094
                           Variation margin ..................................            8,517
                           Other affiliates ..................................            2,266
                           Investment adviser ................................            1,618         1,938,095
                                                                                  -------------
                    Accrued expenses and other liabilities ...................                             11,836
                                                                                                    -------------
                    Total liabilities ........................................                          1,949,931
                                                                                                    -------------
=================================================================================================================
Net Assets:         Net assets ...............................................                      $ 220,853,326
                                                                                                    =============
=================================================================================================================
Net Assets          Investor's capital .......................................                      $ 173,482,374
Consist of:         Unrealized appreciation-net ..............................                         47,370,952
                                                                                                    -------------
                    Net assets ...............................................                      $ 220,853,326
                                                                                                    =============

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                Master Enhanced Small Cap Series

                    For the Six Months Ended June 30, 2005
=================================================================================================================
Investment          Dividends (net of $557 foreign withholding tax) ..........                      $   1,169,071
Income:             Interest (including $43,336 from affiliates) .............                             65,488
                                                                                                    -------------
                    Total income .............................................                          1,234,559
                                                                                                    -------------
=================================================================================================================
Expenses:           Professional fees ........................................    $      26,412
                    Accounting services ......................................           18,090
                    Custodian fees ...........................................           17,236
                    Investment advisory fees .................................           10,596
                    Printing and shareholder reports .........................            3,695
                    Trustees' fees and expenses ..............................            1,366
                    Pricing fees .............................................              324
                    Other ....................................................            3,922
                                                                                  -------------
                    Total expenses ...........................................                             81,641
                                                                                                    -------------
                    Investment income-net ....................................                          1,152,918
                                                                                                    -------------
=================================================================================================================
Realized &          Realized gain (loss) on:
Unrealized                  Investments - net ................................        7,287,294
Gain (Loss) - Net:          Futures contracts - net ..........................          (22,319)        7,264,975
                                                                                  -------------
                    Change in unrealized appreciation/depreciation on:
                             Investments - net ...............................       (5,638,311)
                             Futures contracts - net .........................          (40,875)       (5,679,186)
                                                                                  -------------------------------
                    Total realized and unrealized gain - net .................                          1,585,789
                                                                                                    -------------
                    Net Increase in Net Assets Resulting from Operations .....                      $   2,738,707
                                                                                                    =============

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS             Master Enhanced Small Cap Series

                                                                                    For the Six         For the
                                                                                   Months Ended       Year Ended
                                                                                     June 30,        December 31,
                    Increase (Decrease) in Net Assets:                                 2005              2004
=================================================================================================================
Operations:         Investment income-net ....................................    $   1,152,918     $   2,004,477
                    Realized gain-net ........................................        7,264,975        19,882,086
                    Change in unrealized appreciation/depreciation-net .......       (5,679,186)       17,687,606
                                                                                  -------------     -------------
                    Net increase in net assets resulting from operations .....        2,738,707        39,574,169
                                                                                  -------------     -------------
=================================================================================================================
Net Capital         Proceeds from contributions ..............................       19,734,155        52,144,887
Transactions:       Fair value of withdrawals ................................      (23,384,755)      (36,970,871)
                                                                                  -------------     -------------
                    Net increase (decrease) in net assets derived from capital
                     transactions ............................................       (3,650,600)       15,174,016
                                                                                  -------------     -------------
=================================================================================================================
Net Assets:         Total increase (decrease) in net assets ..................         (911,893)       54,748,185
                    Beginning of period ......................................      221,765,219       167,017,034
                                                                                  -------------     -------------
                    End of period ............................................    $ 220,853,326     $ 221,765,219
                                                                                  =============     =============

      See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series
FINANCIAL HIGHLIGHTS

                                                                 For the Six      For the         For the
                   The following ratios have                    Months Ended     Year Ended      Year Ended        For the Period
                   been derived from information provided         June 30,       December 31,    December 31,    Decmeber 10, 2002+
                   in the financial statements.                     2005            2004            2003        to December 31, 2002
====================================================================================================================================
Total Investment
Return:            Total investment return ................            1.33% ++        22.50%          40.06%              (1.90%)++
                                                                ===========      ===========     ===========         ===========
====================================================================================================================================
Ratios to          Expenses ...............................             .08% *           .07%            .11%                .06% *
Average Net                                                     ===========      ===========     ===========         ===========
Assets:            Investment income-net ..................            1.09% *          1.07%            .80%               1.33% *
                                                                ===========      ===========     ===========         ===========

====================================================================================================================================
Supplemental       Net assets, end of period (in thousands)     $   220,853      $   221,765     $   167,017         $   118,808
Data:                                                           ===========      ===========     ===========         ===========
                   Portfolio turnover .....................           59.64%          111.89%          88.79%               9.91%
                                                                ===========      ===========     ===========         ===========

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


o Options - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a "pass through" entity for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

For the six months ended June 30, 2005, the Series reimbursed FAM $2,487 for certain accounting services. In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, received $425 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2005.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $126,101,424 and $128,938,576, respectively.

4. Short-Term Borrowings:

The Trust, on behalf of the Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.

Officers and Trustees

Robert C. Doll, Jr. - President and Trustee
Donald W. Burton - Trustee
Laurie Simon Hodrick - Trustee
John Francis O'Brien - Trustee
David H. Walsh - Trustee
Fred G. Weiss - Trustee
Donald C. Burke - Vice President and Treasurer
Vincent J. Costa - Vice President
Debra L. Jelilian - Vice President
Jeffrey L. Russo - Vice President
Jeffrey Hiller - Chief Compliance Officer
Alice A. Pellegrino - Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY  11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: August 19, 2005